Segment Information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2021 USD ($) business	Mar. 31, 2020 USD ($)
Net Sales, EBIT, Assets continuing operations by reportable segment
Number of reportable segments | business	3
Revenues	$ 940.9	$ 959.2
Operating Income (Loss)	84.7	107.2
Operating segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Revenues	940.9	959.2
Operating Income (Loss)	114.9	126.9
Corporate and unallocated
Net Sales, EBIT, Assets continuing operations by reportable segment
Revenues	0.0	0.0
Operating Income (Loss)	(30.2)	(19.7)
Carlisle Construction Materials | Operating segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Revenues	719.3	676.4
Operating Income (Loss)	121.3	107.7
Carlisle Interconnect Technologies | Operating segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Revenues	155.8	224.5
Operating Income (Loss)	(10.7)	16.4
Carlisle Fluid Technologies | Operating segments
Net Sales, EBIT, Assets continuing operations by reportable segment
Revenues	65.8	58.3
Operating Income (Loss)	$ 4.3	$ 2.8